Related Party Transactions And Balances - Additional Information (Detail) ¥ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2024 CNY (¥) Loan	Apr. 30, 2024 CNY (¥) Loan	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Apr. 30, 2026 CNY (¥)	May 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Interest receivable				¥ 70
Jiangxi Chengqianqihou
Related Party Transaction [Line Items]
Number of debt securities | Loan	1	1
Loan Amount	¥ 6,000	¥ 10,000				¥ 10,000
Maturity date	Oct. 29, 2025	May 01, 2025				May 01, 2026
Interest rate	3.65%	3.65%
Balance Amount			¥ 16,000	16,000
Interest receivable			645	429
Jiangxi Chengqianqihou | General and Administrative Expenses
Related Party Transaction [Line Items]
Expected credit loss expense			¥ 0	¥ 1,799
Jiangxi Chengqianqihou | Subsequent Event
Related Party Transaction [Line Items]
Loan Amount					¥ 10,000
Maturity date					May 01, 2027